Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net loss	$ (166,319)	$ (65,994)	$ (50,226)
Adjustments to reconcile net loss to net cash used by operating activities
Depreciation and amortization	3,239	1,382	723
Non-cash interest expense	4,537	1,292	157
Change in fair value of derivatives	12,588	863	0
Change in fair value of warrant liability	(4,085)	0	0
Change in fair value of trading security	(50)	0	0
Loss on extinguishment of debt	1,469	199	916
Loss on disposal of property and equipment	0	36	0
Warrant expense	0	391	38
Provision for excess and obsolete inventory	186	145	150
Allowance for doubtful accounts	1,892	67	266
Stock-based compensation	29,884	1,525	3,534
Changes in assets and liabilities
Accounts receivable	(19,307)	(1,267)	(6,453)
Inventories	(3,508)	(2,285)	(3,376)
Prepaid expenses and other current assets	(2,450)	(1,753)	(733)
Other non-current assets	(661)	(551)	(201)
Accounts payable	2,496	(58)	2,871
Accrued expenses	17,946	2,861	(1,424)
Other current liabilities	974	0	0
Other non-current liabilities	626	1,051	0
Deferred revenue	14,683	8,454	6,133
Net cash used in operating activities	(105,860)	(53,642)	(47,625)
Investing activities
Purchase of available-for-sale securities	(269,237)	0	0
Proceeds from sales and maturities of available-for-sale securities	4,644	0	0
Purchase of trading security	(4,250)	0	0
Purchase of property and equipment	(1,541)	(269)	(908)
Development of internal software	(6,579)	(5,000)	(2,854)
Purchase of intangible assets	(700)	(199)	(4)
Net cash used in investing activities	(277,663)	(5,468)	(3,766)
Financing activities
Proceeds from issuance of convertible promissory notes, net of issuance costs	0	49,955	8,995
Proceeds from issuance of term loan, net of issuance costs	0	4,927	0
Proceeds from business combination and private offering, net of issuance costs	447,955	0	0
Repayment of term loan	(5,000)	0	0
Proceeds from unsecured loan	0	3,441	0
Repayment of unsecured loan	0	(3,441)	0
Proceeds from issuance of common stock	3,258	226	304
Payments for tax withholding on net settlement of equity awards	(1,799)	0	0
Proceeds from revolving credit facility	7,934	0	0
Repayment of revolving credit facility	(4,566)	0	0
Net cash provided by financing activities	447,782	65,408	66,087
Effect of exchange rates on cash	(6)	13	0
Net change in cash and cash equivalents	64,253	6,311	14,696
Beginning of year	60,529	54,218	39,522
End of year	124,782	60,529	54,218
Supplemental disclosure of cash flow information
Interest	348	92	0
Income taxes	70	8	58
Capitalization of stock-based compensation to internally developed software	901	35	133
Bifurcation of derivative liabilities component of issuance of convertible promissory notes and term loan	0	12,527	0
Capitalization of transaction costs	0	653	0
Accrued issuance costs	0	42	0
Accrued fixed assets	480	0	0
Private placement warrants received as part of business combination	13,872	0	0
Prepaid expense received as part of business combination	510	0	0
Series B
Financing activities
Proceeds from issuance of Series preferred stock, net of issuance costs	0	0	246
Series B-1
Financing activities
Proceeds from issuance of Series preferred stock, net of issuance costs	$ 0	$ 10,300	$ 56,542